Property, plant and equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 886,909	$ 965,019	[1]
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit	1,300	900		$ 400
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	0
Towers and tower equipment | SSA | Assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on remeasurement to fair value less costs to sell on assets held for sale	$ (71,000)
Period during which assets held for sale are expected to be disposed of	12 months
Towers under rationalization program agreed with Key Customer
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount		0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 2,400	$ 3,500		$ 1,800

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.